Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 14,489	$ 15,030
Short term deposits	850	16,652
Other investments	73	431
Other current assets	376	1,143
Total current assets	15,788	33,256
Non-current assets
Right to use assets	316	467
Fixed assets, net	154	215
Intangible assets	28,044	20,684
Total non - current assets	28,514	21,366
Total assets	44,302	54,622
Liabilities
Current maturity of lease liabilities	188	194
Trade payable	3,532	2,132
Other payables	3,463	4,732
Total current liabilities	7,183	7,058
Non-current liabilities
Lease liability	163	321
Post-employment benefit liabilities	141	145
Warrants	2,518
Total non - current liabilities	2,822	466
Equity
Share capital, no par value
Share premium	133,184	126,407
Receipts on account of warrants	28,467	28,017
Capital reserve for share-based payments	10,088	10,164
Capital reserve from transactions with related parties	761	761
Capital reserve from hedging	19	(6)
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(137,453)	(117,573)
Equity attributable to owners of the Company	34,207	46,911
Non-controlling interests	90	187
Total equity	34,297	47,098
Total liabilities and equity	$ 44,302	$ 54,622